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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended 3/31/08
                                -------       -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  NORTHAVEN MANAGEMENT, INC.
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Address: 375 PARK AVE
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         SUITE 2709
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         NEW YORK, NY 10152
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Form 13F File Number:  28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ADENA PLESMID
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Title: CONTROLLER
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Phone: 212 798-0305
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Signature, Place, and Date of Signing:

/s/ A Plesmid                      NEW YORK, NY                  5/12/08
-------------------------------    --------------------------    ------------
[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          NONE
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Form 13F Information Table Entry Total:     37
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Form 13F Information Table Value Total:     $106,528
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                                             (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________

                 3/31/2008

UBS SECURITIES LLC   1

USD

          ITEM 1             ITEM 2     ITEM 3      ITEM 4      ITEM 5             ITEM 6         ITEM 7          ITEM 8
                                                                               INVEST. DISC.                 VOTING AUTHORITY
                                                              SHARES OF     -------------------            --------------------
                            TITLE OF             FAIR MARKET  PRINCIPAL     SOLE  SHARED  OTHER             SOLE   SHARED  NONE
      NAME OF ISSUER         CLASS     CUSIP #      VALUE       AMOUNT        A      B      C    MANAGERS     A       B      C
--------------------------  --------  ---------  -----------  ---------     ----  ------  -----  --------  ------  ------  ----
Page 1
ACNB CORP                   OTC EQ       868109   $2,263,865   154,530   N  X                    NORT      154530       0     0
ARGO GROUP INTERNATIONAL    OTC EQ    G0464B107   $6,429,120   181,000   N  X                    NORT      181000       0     0
ALLSTATE CORP               COMMON     20002101   $3,844,800    80,000   N  X                    NORT       80000       0     0
AXIS CAPITAL HOLDINGS LTD   COMMON    G0692U109   $2,548,500    75,000   N  X                    NORT       75000       0     0
CONNECTICUT BANK & TRUST C  OTC EQ    207546102   $2,054,400   342,400   N  X                    NORT      342400       0     0
DISCOVER FINANCIAL SERVICE  COMMON    254709108   $1,841,625   112,500   N  X                    NORT      112500       0     0
WTS DIME BANCORP INC NEW    OTC EQ    25429Q110   $  144,821   413,775   N  X                    NORT      413775       0     0
MERIDIAN INTERSTATE BANCOR  OTC EQ    58964Q104   $3,818,116   390,800   N  X                    NORT      390800       0     0
EASTERN INSURANCE HOLDINGS  OTC EQ    276534104   $7,468,669   515,205   N  X                    NORT      515205       0     0
EASTERN VIRGINIA BANKSHARE  OTC EQ    277196101   $2,766,221   156,372   N  X                    NORT      156372       0     0
EAST WEST BANCORP INC       OTC EQ    27579R104   $1,775,000   100,000   N  X                    NORT      100000       0     0
FTI CONSULTING INC          COMMON    302941109   $3,329,787    46,872   N  X                    NORT       46872       0     0
FIDELITY NATIONAL INFORMAT  COMMON    31620M106   $5,530,300   145,000   N  X                    NORT      145000       0     0
FISERV INC                  OTC EQ    337738108   $6,343,071   131,900   N  X                    NORT      131900       0     0
GLG PARTNERS INC            COMMON    37929X107   $4,258,469   358,759   N  X                    NORT      358759       0     0
GENWORTH FINANCIAL INC      COMMON    37247D106   $3,962,000   175,000   N  X                    NORT      175000       0     0
HAMPSHIRE FIRST BANK (NH)   OTC EQ    408853109   $2,058,750   270,000   N  X                    NORT      270000       0     0
HURON CONSULTING GROUP INC  OTC EQ    447462102   $  789,450    19,000   N  X                    NORT       19000       0     0
INDEPENDENT BANK CORP-MASS  OTC EQ    453836108   $1,715,762    58,063   N  X                    NORT       58063       0     0
KBW INC                     COMMON    482423100   $1,007,685    45,700   N  X                    NORT       45700       0     0
LINCOLN NATIONAL CORP       COMMON    534187109   $5,850,000   112,500   N  X                    NORT      112500       0     0
MBIA INC                    COMMON    55262C100   $2,444,000   200,000   N  X                    NORT      200000       0     0
NEW ENGLAND BANCSHARES INC  OTC EQ    643863202   $2,761,875   245,500   N  X                    NORT      245500       0     0
OCEANFIRST FINANCIAL CORP   OTC EQ    675234108   $  857,675    49,038   N  X                    NORT       49038       0     0
PEOPLES UTD FINL INC        OTC EQ    712704105   $3,537,299   204,350   N  X                    NORT      204350       0     0
PRINCIPAL FINANCIAL GROUP   COMMON    74251V102   $1,114,400    20,000   N  X                    NORT       20000       0     0
PMA CAPITAL CORP - CL A     OTC EQ    693419202   $2,989,000   350,000   N  X                    NORT      350000       0     0
PRUDNETIAL FINANCIAL INC    COMMON    744320102   $5,868,750    75,000   N  X                    NORT       75000       0     0
SEACOAST BANKING CORPORATI  OTC EQ    811707306   $  352,886    32,227   N  X                    NORT       32227       0     0
SECURITY CAPITAL ASSURANCE  COMMON    G8018D107   $   78,000   150,000   N  X                    NORT      150000       0     0
CHARLES SCHWAB CORP NEW     OTC EQ    808513105   $2,353,750   125,000   N  X                    NORT      125000       0     0
SLM CORPORATION             COMMON    78442P106   $3,676,325   239,500   N  X                    NORT      239500       0     0
STATE BANCORP INC NY        OTC EQ    855716106   $1,244,345   105,453   N  X                    NORT      105453       0     0
STERLING BANCORP-N.Y.       COMMON    859158107   $3,338,950   215,000   N  X                    NORT      215000       0     0
TRANSCOMMUNITY FINANCIAL C  OTC EQ    893548107   $3,450,350   457,000   N  X                    NORT      457000       0     0
UNITED FINANCIAL BANCORP I  OTC EQ    91030T109   $1,052,600    95,000   N  X                    NORT       95000       0     0
WESTFIELD FINANCIAL INC     COMMON    96008P104   $1,607,165   164,500   N  X                    NORT      164500       0     0

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